Tax credits receivable (Tables)	12 Months Ended
Nov. 30, 2024
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Summary of information about unused and unrecorded non refundable federal tax credit

2025	$243

2026	1,555

2027	2,142

2028	2,376

2029	1,601

2030	793

2031	555

2032	290

2033	192

2039	179

2040	305

2041	371

2042	637

2043	584

2044	306

$12,129